OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of other assets [Abstract]
OTHER ASSETS	OTHER ASSETS
Other assets are composed of the following for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Corporate owned life insurance held in grantor trust	10,735	7,988
Pension benefits (1)	3,539	3,024
Deposits	1,120	1,083
Prepaid software licensing	722	786
Cash surrender value of officers’ life insurance	418	408
Other	15	21
	16,549	13,310

(1)Refer to Note 20 for additional information regarding employee benefit plans.